CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 39,226	$ 40,200
Short-term deposits	70,773	45,811
Restricted deposit	3,851	5,909
Trade receivables	6,461	1,050
Prepaid expenses and other current assets	11,989	10,155
Total current assets	132,300	103,125
LONG-TERM ASSETS:
Prepaid expenses and other long-term assets	2,200	1,882
Property and equipment, net	8,734	7,205
Intangible assets, net	4,463	4,474
Goodwill	1,736	1,736
Total long-term assets	17,133	15,297
TOTAL ASSETS	149,433	118,422
CURRENT LIABILITIES:
Trade payables	12,280	4,611
Employees and payroll accruals	15,210	13,645
Deferred revenues	100,561	64,058
Accrued expenses and other current liabilities	20,281	14,186
Total current liabilities	148,332	96,500
LONG-TERM LIABILITIES:
Long-term deferred revenues	4,206	2,540
Long-term deferred tax liabilities	625	$ 732
Other long term liabilities	75
Total long-term liabilities	4,906	$ 3,272
TOTAL LIABILITIES	$ 153,238	$ 99,772
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (DEFICIENCY):
Ordinary shares of NIS 0.01 par value - Authorized: 500,000,000 shares at December 31, 2014 and 2015; Issued and outstanding: 38,419,193 and 40,272,846 shares at December 31, 2014 and 2015, respectively;	$ 64	$ 63
Additional paid-in capital, net	192,791	166,615
Other comprehensive loss	(248)	(2,950)
Accumulated deficit	(196,412)	(145,078)
Total shareholders' equity (deficiency)	(3,805)	18,650
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIENCY)	$ 149,433	$ 118,422